CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 58,154	$ 47,656
Restricted cash	1,222	1,222
Short-term bank deposits	83,000	12,700
Accounts receivable (net of allowance of $730 and $694 at June 30, 2021 and December 31, 2020, respectively)	67,641	81,221
Prepaid expenses and other current assets	6,432	4,560
Total Current Assets	216,449	147,359
Long-Term Assets:
Property and equipment, net	5,463	6,770
Operating lease right-of-use assets	13,936	20,266
Intangible assets, net	21,678	24,376
Goodwill	152,303	152,303
Deferred taxes	6,788	7,111
Other assets	346	496
Total Long-Term Assets	200,514	211,322
Total Assets	416,963	358,681
Current Liabilities:
Accounts payable	75,141	72,498
Accrued expenses and other liabilities	17,902	21,188
Short-term operating lease liability	4,395	4,514
Short-term loans and current maturities of long-term loans		8,333
Deferred revenues	4,317	5,711
Short-term payment obligation related to acquisitions	30,192	7,869
Total Current Liabilities	131,947	120,113
Long-Term Liabilities:
Payment obligation related to acquisition	5,059	30,035
Long-term operating lease liability	11,271	17,698
Other long-term liabilities	7,445	6,713
Total Long-Term Liabilities	23,775	54,446
Total Liabilities	155,722	174,559
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 43,333,333 shares; Issued: 34,541,150 and 27,467,313 as of June 30, 2021 and, December 31, 2020 respectively; Outstanding: 34,425,811 and 27,351,974 shares as of June 30, 2021 and, December 31, 2020, respectively	287	224
Additional paid-in capital	318,690	251,933
Treasury shares at cost (115,339 shares as of June 30, 2021 and December 31, 2020)	(1,002)	(1,002)
Accumulated other comprehensive gain	22	112
Accumulated deficit	(56,756)	(67,145)
Total Shareholders' Equity	261,241	184,122
Total Liabilities and Shareholders' Equity	$ 416,963	$ 358,681